Installment Loans (Tables)	12 Months Ended
Mar. 31, 2013
Composition of Installment Loans By Domicile and Type of Borrower

The composition of installment loans by domicile and type of borrower at March 31, 2012 and 2013 is as follows:

	Millions of yen
	2012	2013
Borrowers in Japan:
Consumer—
Housing loans	¥864,764	¥912,651
Card loans	236	225,707
Other	13,590	26,967

	878,590	1,165,325

Corporate—
Real estate companies	297,562	245,465
Non-recourse loans	226,887	134,440
Commercial, industrial and other companies	503,454	442,146

	1,027,903	822,051

Overseas:
Non-recourse loans	549,326	434,517
Other	216,520	198,477

	765,846	632,994
Purchased loans*	97,559	70,801

	¥2,769,898	¥2,691,171

*	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).

Contractual Maturities of Installment Loans Except Purchased Loans

At March 31, 2013, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2014	¥778,558
2015	314,605
2016	328,183
2017	166,195
2018	154,304
Thereafter	878,525

Total	¥2,620,370

Purchased loans
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses

Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Beginning balance	¥12,421	¥17,455	¥19,825
Provision charged to income	5,261	3,188	4,649
Charge-offs	(230)	(793)	(9,412)
Other*	3	(25)	254

Ending balance	¥17,455	¥19,825	¥15,316

*	Other includes foreign currency translation adjustments.

Direct Financing Leases and Probable Loan Losses
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses

Changes in the allowance for doubtful receivables on direct financing leases and probable loan losses for fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Beginning balance	¥157,523	¥154,150	¥136,588
Effect of the application of the accounting standards for consolidation of VIEs*1	32,181	0	0
Beginning balance after the application of the accounting standards for consolidation of VIEs	¥189,704	¥154,150	¥136,588
Provision charged to income	31,065	19,186	10,016
Charge-offs	(61,829)	(38,610)	(44,821)
Recoveries	175	2,351	1,633
Other*2	(4,965)	(489)	848

Ending balance	¥154,150	¥136,588	¥104,264

*1	This effect results from our application of the accounting standards for consolidation of VIEs under ASU 2009-16 and ASU 2009-17, effective April 1, 2010.
*2	Other includes mainly foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to newly consolidated subsidiaries and sales of subsidiaries.